Note 28 - Related Party Transactions	3 Months Ended
Jun. 30, 2019
Statement Line Items [Line Items]
Disclosure of related party [text block]
2 8 .	Related party transactions

Arowana International Limited is the ultimate controlling party by virtue of its
60.3%
shareholding in VivoPower. Kevin Chin, Chairman of VivoPower, is also Chief Executive of Arowana International Limited. During the period, a number of services were provided to the Group from Arowana and its subsidiaries (“Arowana”); the extent of the transactions between the two
groups is listed below.

VivoPower is indebted to Arowana via a shareholder loan on normal commercial terms with interest at
8.5%
per annum payable monthly in advance and is unsecured.
No
repayment of principal is required until
July 2020,
and then is repayable in
21
equal monthly instalments. Terms of the loan require that
50%
of the net proceeds from sale of more than
$10
million of the ISS Joint Venture or any critical power services business also be directed to loan repayment. At
June 30, 2019
the principal balance due to Arowana by VivoPower under this loan was
$18,242,636
(
March 31, 2019:
$18,242,636;
2018:
$18,992,636
).

VivoPower is indebted to Arowana via a shareholder loan on normal commercial terms with interest at
10.0%
per annum payable monthly in arrears and principal repayable upon release of restricted cash held as bank guarantee security as disclosed in Note
16.
At
June 30, 2019
the principal balance due to Arowana by VivoPower under this loan was
$765,681
(
March 31, 2019:
nil;
2018:
nil
).

Directors fees for Kevin Chin in the amount of
$62,136
were charged to the Company by Arowana Partners Group Pty Limited, a company of which Mr. Chin is a shareholder and director, during the three
months ended
June 30, 2019.
At
June 30, 2019
the Company had an account payable to Arowana Partners Group Pty Limited of
$88,516
(
March 31, 2019:
$47,990;
2018:
$42,188
) in respect of these services.

Art Russell, Interim Chief Executive Officer, is employed by Arowana International UK Limited, a subsidiary of Arowana, and seconded to VivoPower;
$84,266
was charged to the Company during the
three
months ended
June 30, 2019.
At
June 30, 2019
the Company had an account payable of
$116,923
(
March 31, 2019:
$32,657;
2018:
$80,026
) in respect of these services.

From time to time, costs incurred by Arowana on behalf of VivoPower are recharged to the Company. During the three
months ended
June 30, 2019,
$nil
was recharged to the Company. At
June 30, 2019,
the Company has a payable to Arowana in respect of recharges of
$1,268,670
(
March 31, 2019:
$1,268,670;
2018:
$1,802,003
).

Aevitas is indebted to the following subsidiaries of Arowana via their holdings in Aevitas convertible loan notes, which are accounted for as equity instruments within other reserves, as more fully described in Note
23,
and for which they earned
$170,924
of interest during the
three
months ended
June 30, 2019.
The outstanding amount represents the face value plus interest accrued to
June 30, 2019:

●	Arowana Australasian Special Situations 1A Pty Ltd: 666,666 Aevitas convertible loan notes with an outstanding amount of $4,599,630;

●	Arowana Australasian Special Situations 1B Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,599,636; and,

●	Arowana Australasian Special Situations 1C Pty Ltd: 666,667 Aevitas convertible loan notes with an outstanding amount of $4,599,636.

Subsidiaries of Arowana hold the following convertible preferred shares of Aevitas, which are accounted for as equity instruments within other reserves, and for which they earned
$73,253
of dividends during the
three
months ended
June 30, 2019.
The outstanding amount represents the face value plus dividends accrued to
June 30, 2019:

●	Arowana Australasian Special Situations 1A Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,185,012;

●	Arowana Australasian Special Situations 1B Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,185,012;

●	Arowana Australasian Special Situations 1C Pty Ltd: 388,889 Aevitas convertible preferred shares with an outstanding amount of $1,185,012; and,

●	Arowana Australasian Special Situations Fund 1 Pty Limited: 833,333 Aevitas convertible preferred shares held with an outstanding amount of $2,539,310.

Aevitas is indebted to The Panaga Group Trust, of which Mr. Kevin Chin is a beneficiary and one
of the directors of the corporate trustee of such trust, who holds
4,500
Aevitas convertible loan notes with an outstanding amount of
$29,117
representing face value plus interest accrued to
June 30, 2019
and earned interest of
$385
for the
three
months ended
June 30, 2019.

Aevitas is also indebted to The Panaga Group Trust, who also holds
4,500
Aevitas convertible preferred shares with an outstanding amount of
$12,885
representing face value plus dividends accrued to
June 30, 2019
and earned dividends of
$165
for the
three
months ended
June 30, 2019.